STOCKHOLDERS’ DEFICIT (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Oct. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Number of warrants
Beginning Balance	2,000,000	2,000,000	2,000,000
Granted
Canceled / Expired	(2,000,000)
Exercised
Ending Balance		2,000,000	2,000,000
Weighted Average Exercise Price Per Share
Beginning Balance	$ 0.35	$ 0.35	$ 0.35
Granted
Canceled / Expired	0.35
Exercised
Ending Balance		$ 0.35	$ 0.35
Weighted Average Remaining Contractual Life (in years) Beginning	4 years 10 months 6 days	5 years 10 months 6 days	6 years 10 months 6 days
Weighted Average Remaining Contractual Life (in years) Outstanding Ending		4 years 10 months 6 days	5 years 10 months 6 days
Warrants [Member]
Number of warrants
Beginning Balance	395,261,211	11,512,170	564,000
Granted	8,871,602	383,739,041	11,512,170
Canceled / Expired	(210,000)		(554,000)
Exercised	(353,360,492)
Ending Balance	50,562,321	395,261,211	11,512,170
Weighted Average Exercise Price Per Share
Beginning Balance	$ 0.01	$ 0.01	$ 0.25
Granted	0.01		0.01
Canceled / Expired	0.01		0.26
Exercised	0.01
Ending Balance	$ 0.01	$ 0.01	$ 0.01
Weighted Average Remaining Contractual Life (in years) Beginning	4 years 10 months 28 days	5 years 10 months 28 days	6 months
Weighted Average Remaining Contractual Life (in years) Outstanding Ending	4 years 4 months 24 days	4 years 10 months 25 days	5 years 10 months 28 days